Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GABELLI ASSET FUND
Prospectus Date	rr_ProspectusDate	Apr. 28, 2017
Supplement [Text Block]	gaf_SupplementTextBlock

THE GABELLI ASSET FUND

Supplement dated June 22, 2017

to

Prospectus dated April 28, 2017;

Statement of Additional Information dated April 28, 2017; and

Summary Prospectus dated April 28, 2017

This supplement amends certain information in the Prospectus (the “Prospectus”), Statement of Additional Information (the “SAI”) and Summary Prospectus (the “Summary Prospectus”), each dated April 28, 2017, of The Gabelli Asset Fund (the “Fund”). Unless otherwise indicated, all other information included in the Prospectus, SAI and Summary Prospectus, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement, remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus.

Offering of Class T Shares

Effective July 5, 2017, Class T shares of the Fund are offered for sale. All references in the Prospectus, SAI and Summary Prospectus to the Class T shares of the Fund not being currently offered for sale are hereby deleted effective July 5, 2017. The Prospectus and Summary Prospectus do not show returns for Class T shares since Class T shares were not offered prior to July 5, 2017. For information regarding the Class T shares of the Fund, see the Fund’s Prospectus, SAI and Summary Prospectus.

The NASDAQ ticker symbol for the Net Asset Value of Class T shares of the Fund is GALTX.

THE GABELLI ASSET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gaf_SupplementTextBlock

THE GABELLI ASSET FUND

Supplement dated June 22, 2017

to

Prospectus dated April 28, 2017;

Statement of Additional Information dated April 28, 2017; and

Summary Prospectus dated April 28, 2017

This supplement amends certain information in the Prospectus (the “Prospectus”), Statement of Additional Information (the “SAI”) and Summary Prospectus (the “Summary Prospectus”), each dated April 28, 2017, of The Gabelli Asset Fund (the “Fund”). Unless otherwise indicated, all other information included in the Prospectus, SAI and Summary Prospectus, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement, remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus.

Offering of Class T Shares

Effective July 5, 2017, Class T shares of the Fund are offered for sale. All references in the Prospectus, SAI and Summary Prospectus to the Class T shares of the Fund not being currently offered for sale are hereby deleted effective July 5, 2017. The Prospectus and Summary Prospectus do not show returns for Class T shares since Class T shares were not offered prior to July 5, 2017. For information regarding the Class T shares of the Fund, see the Fund’s Prospectus, SAI and Summary Prospectus.

The NASDAQ ticker symbol for the Net Asset Value of Class T shares of the Fund is GALTX.